Schedule of Investments (unaudited) December 31, 2019	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 5.0%
Alaska Air Group Inc.	11,544	$782,106
Delta Air Lines Inc.	13,010	760,825

		1,542,931

Asset Management & Custody Banks — 4.8%
Affiliated Managers Group Inc.	8,975	760,542
Legg Mason Inc.	19,620	704,554

		1,465,096

Auto Parts & Equipment — 2.9%
BorgWarner Inc.	20,429	886,210

Automotive Retail — 2.6%
Penske Automotive Group Inc.	15,848	795,887

Communications Equipment — 2.7%
EchoStar Corp., Class A(a)	18,912	819,079

Copper — 3.3%
Freeport-McMoRan Inc.	78,294	1,027,217

Department Stores — 3.0%
Nordstrom Inc.	22,254	910,856

Diversified Chemicals — 2.6%
Eastman Chemical Co.	10,149	804,410

Electric Utilities — 7.5%
Avangrid Inc.	14,342	733,737
Exelon Corp.	15,510	707,101
PPL Corp.	23,794	853,728

		2,294,566

Food Retail — 2.7%
Kroger Co. (The)	29,064	842,565

Health Care REITs — 2.6%
Medical Properties Trust Inc.	38,307	808,661

Homebuilding — 2.4%
Toll Brothers Inc.	18,253	721,176

Investment Banking & Brokerage — 5.4%
Lazard Ltd., Class A	21,408	855,464
TD Ameritrade Holding Corp.	16,046	797,486

		1,652,950

Multi-line Insurance — 5.0%
American Financial Group Inc./OH	6,948	761,848
Assurant Inc.	5,956	780,713

		1,542,561

Property & Casualty Insurance — 14.1%
Allstate Corp. (The)	6,895	775,343
CNA Financial Corp.	15,214	681,739
First American Financial Corp.	12,699	740,606
Loews Corp.	14,555	763,992

Security	Shares	Value

Property & Casualty Insurance (continued)
Mercury General Corp.	13,409	$653,420
Old Republic International Corp.	31,794	711,232

		4,326,332

Regional Banks — 10.5%
First Horizon National Corp.	46,252	765,933
FNB Corp.	64,985	825,310
People’s United Financial Inc.	47,923	809,899
Popular Inc.	13,855	813,981

		3,215,123

Reinsurance — 2.5%
RenaissanceRe Holdings Ltd.	3,873	759,185

Retail REITs — 4.8%
SITE Centers Corp.	49,588	695,224
Spirit Realty Capital Inc.	15,656	769,962

		1,465,186

Specialty Chemicals — 2.2%
DuPont de Nemours Inc.	10,509	674,678

Technology Hardware, Storage & Peripherals — 5.6%
Hewlett Packard Enterprise Co.	49,392	783,357
Xerox Holdings Corp.(a)	25,051	923,630

		1,706,987

Thrifts & Mortgage Finance — 2.8%
MGIC Investment Corp.	59,561	843,979

Trucking — 2.4%
Knight-Swift Transportation Holdings Inc.	20,641	739,773

Wireless Telecommunication Services — 2.4%
U.S. Cellular Corp.(a)	19,938	722,354

Total Common Stocks — 99.8% (Cost: $27,392,009)		30,567,762

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	26,505	26,505

Total Short-Term Investments — 0.1% (Cost: $26,505)		26,505

Total Investments in Securities — 99.9% (Cost: $27,418,514)		30,594,267

Other Assets, Less Liabilities — 0.1%		31,189

Net Assets — 100.0%		$30,625,456

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$39	(a)	$(4)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,976	10,529	26,505	26,505	1,406		—	—

				$26,505	$1,445		$(4)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$30,567,762	$—	$—	$30,567,762
Money Market Funds	26,505	—	—	26,505

	$30,594,267	$—	$—	$30,594,267

2